RELATED PARTY TRANSACTIONS - Additional Information (Details)	1 Months Ended					3 Months Ended			12 Months Ended
	Jan. 31, 2022 large_range_2Tanker_vessel_type	Dec. 31, 2021 USD ($) vessels large_range_2Tanker_vessel_type	Nov. 30, 2021 USD ($) large_range_2Tanker_vessel_type	Feb. 29, 2020 USD ($)	Jan. 31, 2020 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) vessels large_range_2Tanker_vessel_type	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) vessels very_large_crude_carrier large_range_2Tanker_vessel_type	Dec. 31, 2020 USD ($) vessels	Dec. 31, 2019 USD ($)	Aug. 31, 2019 vessels	Jun. 30, 2016 USD ($)	Jan. 01, 2014 vessels
Related Party Transaction [Line Items]
Number of leased assets | vessels												5
Gain on contract termination										$ 7,400,000
Related party, interest expense									$ 12,149,000	10,962,000	$ 19,564,000
Profit share expense									$ 300,000	18,700,000	4,800,000
Number of newbuildings sold | large_range_2Tanker_vessel_type			4				2		4
Net proceeds from sale of vessel (including related party amounts of $80,000 for the year ended December 31, 2021)									$ 80,000,000	24,738,000	0
Number of vessels delivered to new owners | large_range_2Tanker_vessel_type		2
Gain on sale of vessel									5,059,000	12,354,000	0
Share of results of associated company									724,000	4,424,000	(1,681,000)
Long-term portion of debt		$ 2,126,910,000					$ 2,126,910,000		2,126,910,000	1,968,924,000
$275.0 million revolving credit facility
Related Party Transaction [Line Items]
Principal amount		275,000,000.0					275,000,000.0		275,000,000.0
TFG Marine
Related Party Transaction [Line Items]
Guarantee amount, subsidiary performance		$ 50,000,000					$ 50,000,000		50,000,000
FMS Hold Co
Related Party Transaction [Line Items]
Share of results of associated company										5,000,000	(1,700,000)
TFG Marine
Related Party Transaction [Line Items]
Share of results of associated company									$ 700,000	600,000
Joint venture, ownership issued					15.00%				15.00%
Shareholder loan receivable					$ 1,500,000
Shareholder loan converted to equity									$ 100,000	100,000
Subsequent Event
Related Party Transaction [Line Items]
Number of vessels delivered to new owners | large_range_2Tanker_vessel_type	2
LR2 tanker
Related Party Transaction [Line Items]
Net proceeds from sale of vessel (including related party amounts of $80,000 for the year ended December 31, 2021)			$ 160,000,000						160,000,000
Gain on sale of vessel									$ 5,100,000
LR2 tanker | Subsequent Event
Related Party Transaction [Line Items]
Gain on sale of vessel						$ 6,000,000
SFL
Related Party Transaction [Line Items]
Number of leased assets | vessels		2					2		2
Income from contract termination				$ 3,200,000
Gain on contract termination								$ 7,400,000
Loan repayments				$ 20,000,000
Related party, interest expense										200,000	1,600,000
Profit share expense									$ 300,000	18,700,000	4,800,000
Contingent rental income, net									3,600,000	14,600,000	2,200,000
Number of vessels from Frontline 2012 involved in pooling arrangement | vessels														2
Number of ship finance vessels involved in pooling arrangement | vessels														2
Gain (loss) on pooling arrangements									300,000	(600,000)	(1,500,000)
Clean Marine
Related Party Transaction [Line Items]
Repayment of installation services of EGCS										8,600,000	9,100,000
TFG Marine
Related Party Transaction [Line Items]
Shareholder loan receivable		$ 1,500,000					$ 1,500,000		1,500,000
Related party transaction costs									240,500,000	88,100,000
Due to related parties		20,600,000					20,600,000		20,600,000	5,400,000
Guarantee amount, subsidiary performance		6,000,000					6,000,000		6,000,000
Guarantee amount, current exposure		0					0		$ 0	$ 0
Other Affiliates Of Hemen
Related Party Transaction [Line Items]
Number of vessels chartered out | vessels									5	10
Number of vessels chartered out with terms | vessels									1
Revenue from related parties									$ 2,900,000	$ 49,100,000
Other Affiliates Of Hemen | Maximum
Related Party Transaction [Line Items]
Term of vessels chartered out									8 months
Other Affiliates Of Hemen | Minimum
Related Party Transaction [Line Items]
Term of vessels chartered out									6 months
Other Affiliates Of Hemen | $275.0 million revolving credit facility
Related Party Transaction [Line Items]
Loan repayments										60,000,000
Related party, interest expense									$ 8,200,000	4,800,000	$ 8,900,000
Principal amount													$ 275,000,000
Debt instrument, unused borrowing capacity, amount										215,000,000
Extension period			12 months
Proceeds from borrowings									$ 149,700,000
Number of vessels under construction | very_large_crude_carrier									6
Long-term portion of debt		$ 209,700,000					$ 209,700,000		$ 209,700,000	$ 60,000,000